Commitments - Schedule of commitments for purchase obligations (Details) - USD ($) $ in Thousands	Jun. 30, 2022	Jun. 30, 2021
Disclosure of finance lease and operating lease by lessee [Line Items]
Total commitments	$ 1,109,053	$ 213,991
Capital purchase obligations
Disclosure of finance lease and operating lease by lessee [Line Items]
Total commitments	9,028	11,076
Other purchase obligations
Disclosure of finance lease and operating lease by lessee [Line Items]
Total commitments	143,907	114,060
Obligations for leases that have not yet commenced
Disclosure of finance lease and operating lease by lessee [Line Items]
Total commitments	$ 956,118	$ 88,855